Inventories (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Inventories
Products	¥ 876,310		¥ 1,114,233
Packing materials and others	3,111		3,206
Inventories, net	879,421		1,117,439		$ 125,756
Inventories write-downs	¥ 126,891	$ 18,145	¥ 150,752	¥ 152,904